Summary of Outstanding Warrants (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Common Stock Purchase Warrants
Number of warrants underwritten public offering | shares	239,583
Exercise price of warrants underwritten public offering	$ 120.00
Grant date fair value per warrant underwritten public offering	$ 95.4000993
Grant date fair value underwritten public offering | $	$ 22,856,242
Number of warrants issuance of underwriter warrants | shares	10,417
Exercise price of warrants issuance of underwriter warrants	$ 150.00
[custom:ClassOfWarrantOrRightGrantDateFairValuePerWarrantIssuanceOfUnderwriterWarrants]	$ 92.7968705
Grant date fair value issuance of underwriter warrants | $	$ 966,665
Number of warrants, ending balance | shares	250,000
Grant date fair value, ending balance | $	$ 23,822,907